                       VAN KAMPEN PRIME RATE INCOME TRUST

                         SUPPLEMENT DATED MAY 12, 2000
                                     TO THE
                      PROSPECTUS DATED FEBRUARY 28, 2000,
                SUPERCEDING THE SUPPLEMENT DATED APRIL 24, 2000

    The Prospectus is hereby supplemented as follows:

    The information on the inside back cover of the Prospectus is hereby supplemented by adding the following:

                        Independent Accountants
                        Deloitte & Touche LLP
                        Two Prudential Plaza
                        180 North Stetson
                        Chicago, IL 60601-6710

                  RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
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                       VAN KAMPEN PRIME RATE INCOME TRUST

                         SUPPLEMENT DATED MAY 12, 2000
                                     TO THE
          STATEMENT OF ADDITIONAL INFORMATION DATED FEBRUARY 28, 2000,
                SUPERCEDING THE SUPPLEMENT DATED APRIL 24, 2000

     (1) The Statement of Additional Information is hereby supplemented as follows:

INDEPENDENT ACCOUNTANTS

     Independent accountants for the Fund perform an annual audit of the Fund's financial statements. The Fund's Board of Trustees has engaged Deloitte & Touche LLP, located at Two Prudential Plaza, 180 North Stetson, Chicago, Illinois 60601-6710, to be the Fund's independent accountants.

     KPMG LLP, located at 303 West Wacker Drive, Chicago, Illinois 60601 ("KPMG"), ceased being the Fund's independent accountants effective April 14, 2000. The cessation of the client-auditor relationship between the Fund and KPMG was based solely on a possible future business relationship by KPMG with an affiliate of the Fund's investment adviser.

     (2) The section of the Statement of Additional Information entitled "Trustees and Officers" is hereby amended by deleting all information pertaining to Peter W. Hegel, effective May 31, 2000.

                  RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE